EQUITY (Details Narrative) $ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($) shares		Jun. 30, 2026 SGD ($) shares		Dec. 31, 2025 SGD ($) shares		Dec. 02, 2025 shares
Class of Stock [Line Items]
Common stock, shares outstanding	0	[1]	0	[1]	0	[1]
Ordinary share, voting rights	Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes on all matters subject to the vote of shareholders at general meetings of the Company		Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes on all matters subject to the vote of shareholders at general meetings of the Company
Number of shares acquired	64,447		64,447		53,946
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Number of shares acquired	10,501		10,501		7,540
Total purchase consideration	$ 12		$ 16		$ 9
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	1,806,666	[1]	1,806,666	[1]	1,806,666	[1]	1,806,666
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	3,500,000	[1]	3,500,000	[1]	3,500,000	[1]	3,500,000

[1]	Giving retroactive effect to the re-designation and re-classification of shares effected which are detailed in Note 13 to the unaudited interim condensed consolidated financial statements